POST-EMPLOYMENT BENEFITS - Defined benefit plan (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
POST-EMPLOYMENT BENEFITS
Eligible age	67 years
Plan assets	€ 0
Net defined benefit obligation	969	€ 978	€ 894
Present value of the defined benefit obligation
POST-EMPLOYMENT BENEFITS
Net defined benefit obligation	€ 969	€ 978	€ 894